Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	₨ 192,684.5	$ 3,092.4	₨ 115,777.3